Goodwill - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($) Copper	Dec. 31, 2018 CAD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill | $	$ 5,355	$ 5,625
Discounted cash flow [member]
Disclosure of reconciliation of changes in goodwill [line items]
After-tax discount rate	10.00%	10.00%
Copper price per pound | Copper	3.10